Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

PIPE Notes and Warrants

Data Knights issued and sold PIPE Notes in connection with the Business Combination, which are convertible into shares of Common Stock. Total proceeds raised from the PIPE Notes were $1.5 million, of which $1.0 million was with related party investors.

In connection with the issuance of the PIPE Notes, the Company also issued a total of 95,744 shares of PIPE Warrants, of which 63,829 shares were issued to the same related party investors.

Convertible Promissory Notes and Warrants

As described in Note 4, the Company issued various Convertible Promissory Notes to related party investors. Total gross proceeds raised from Convertible Promissory Notes with related parties were $12.3 million (out of $14.2 million total). In connection with the issuance of the Convertible Promissory Notes, the Company also issued Convertible Promissory Notes Warrants to purchase 2,976,000 shares of Legacy ONMD common stock to the same related parties (out of 3,726,000 total). The closing of the Business Combination triggered the conversion of all Convertible Promissory Notes and Convertible Promissory Notes Warrants into shares of Common Stock. See the Form 10-K/A for all other details relating to the Convertible Promissory Notes and Convertible Promissory Notes Warrants issued prior to December 31, 2023.

Shareholder Loans

In addition to the convertible shareholder loans described in Note 4, the Company also received gross proceeds of $0.4 million in connection with non-convertible shareholder loans with related party investors during the nine months ended September 30, 2024. In June 2024 and July 2024, the Company repaid $0.1 million of the outstanding non-convertible shareholder loan balance. These loans bear an interest rate of 8.0% with a maturity date one year from issuance. The following table summarizes shareholder loans outstanding for the periods presented (in thousands):

	As of
	September 30, 2024	December 31, 2023
Shareholder loans – nonconvertible	$654	$454
Shareholder loans – convertible	1,600	-
Accrued interest	52	11
Total loan – related party	$2,306	$465

Loan Extensions

The Company assumed Data Knights’ liabilities, which included existing loan extensions to related parties. The loan extensions were to be either repaid in cash or, at the option of the lender, exchanged for a fixed amount of Common Stock at a price of $10.00 per share upon the closing of a business combination or a similar event. At the closing of the Business Combination, all lenders provided notice to have their loans converted into shares upon the filing of a registration statement on Form S-1 with the SEC. As of September 30, 2024 and December 31, 2023, a registration statement has not yet been declared effective by the SEC, and a balance of $3.0 million remains outstanding on the Company’s condensed consolidated balance sheets.

12. Related Party Transactions

PIPE Notes and Warrants

As disclosed in Note 3 and Note 6, Data Knights issued and sold PIPE Notes in connection with the Business Combination, which are convertible into shares of the Company’s Common Stock. Total proceeds raised from the PIPE Notes were $1.5 million, of which $1.0 million were with related party investors. Refer to Note 3 and Note 6 for additional details on the terms of the PIPE Notes.

In connection with the issuance of the PIPE Notes, the Company also issued a total of 95,744 shares of PIPE Warrants, of which 63,829 shares were issued to the same related party investors. Refer to Note 10 for additional details on the terms of the PIPE Warrants.

Convertible Promissory Notes and Warrants

From 2019 to 2023, the Company issued various Convertible Promissory Notes to related party investors. Total gross proceeds raised from Convertible Promissory Notes with related parties was $12.3 million (out of $14.2 million total). In connection with the issuance of the Convertible Promissory Notes, the Company also issued 2,976,000 shares of Convertible Promissory Note Warrants to the same related parties (out of 3,726,000 total). Refer to Note 6 and Note 10 for additional details on the terms of the Convertible Promissory Notes and Convertible Promissory Note Warrants, respectively.

The Closing of the Business Combination triggered the conversion of all Convertible Promissory Notes into shares of Common Stock of the Company, as disclosed in Note 3.

Shareholder Loans

From April 2023 to December 2023, the Company entered into shareholder loans with two related party investors (the “Shareholder Loans”) for aggregate gross proceeds of $954 thousand. The Shareholder Loans bear an interest rate of 8.0% and mature one year after the commencement date of each agreement. There are no financial or non-financial covenants associated with the Shareholder Loans. The Shareholder Loans are not convertible into equity.

On November 7, 2023, in connection with the Business Combination, one of the Shareholder Loans for $0.5 million was converted into a PIPE Note equal to the amount of principal and interest outstanding at the time of Closing. The Company accounted for the exchange as an extinguishment whereby the Shareholder Loan was written off and a separate PIPE Note was recorded at fair value, as disclosed in Note 6. The extinguishment had no impact on the Company’s consolidated statement of operations for the year ended December 31, 2023.

As of December 31, 2023, a total of $454 thousand of Shareholder Loans remains outstanding which is classified as loan – related party on the consolidated balance sheet.

Loan Extensions

As disclosed in Note 3, in connection with the Business Combination, the Company assumed Data Knights’ liabilities, which included existing loan extensions to related parties. The loan extensions were to be exchanged for a fixed amount of the Company’s Common Stock upon the closing of a business combination or a similar event. As of December 31, 2023, a balance of $3.0 million remains outstanding and is recorded as loan extensions on the Company’s consolidated balance sheet.